Other Income and Expense, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule Of Other Income and Expense Net
Other Income and expense, net is comprised of the following for the nine months ended September 30, 2021 and September 30, 2020:

	September 30, 2021	September 30, 2020
Acquisition expenses	$4,045	$1,925
Loss on debt extinguishment	2,031	—
Loan prepayment fees	1,463	—
Other	1,384	599
Loss on sale of assets	84	—

Other expense	$9,007	$2,524

Gain on sale of assets	$—	$(393)
Gain on PPP forgiveness	(1,624)	—
Change in FV of contingent consideration	(1,120)	—
Other	(471)	(30)

Other (income)	(3,215)	(423)

Other expense and (income), net	$5,792	$2,101

Other Income and expense, net is comprised of the following for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Acquisition expenses	$3,765	$2,006
Change in fair value of contingent consideration	1,055	1,181
Other	1,515	—

Other expense	6,335	3,187
Gain on sale of assets	(214)	—
Other income	(371)	(189)

Other (income) and expense, net	5,750	2,998